UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09281
                                                     ---------

                          Hilliard Lyons Research Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                              501 South 4th Street
                              Louisville, KY 40202
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
               --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-444-1854
                                                            ------------

                        Date of fiscal year end: August 31
                                                 ----------

                     Date of reporting period: August 31, 2005
                                               ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                                 HILLIARD LYONS

                                [GRAPHIC OMITTED]

                                  SENBANC FUND
                                     SENBANC


                                  ANNUAL REPORT
                                 AUGUST 31, 2005


                        J.J.B. HILLIARD, W.L. LYONS, INC.
                              HILLIARD LYONS CENTER
                           LOUISVILLE, KENTUCKY 40202
                                  (502)588-8400
                                  (800)444-1854

AUGUST 31, 2005

TO: SHAREHOLDERS OF SENBANC FUND

For the one year period ended August 31, 2005, your fund's total return was 4.7%. This rate of return excludes sales charges. For the one year period ended August 31, 2005, Senbanc Fund underperformed the S&P 500(R) Index by 7.9 percentage points.

Steadily rising interest rates continue to impact investors' perception of bank stocks, while simultaneously providing an environment whereby well-run banks have expanded interest rate margins in a robust lending environment. The differentiation of valuation, with valuation being the difference between current worth and current price, of banks with dissimilar performance has largely disappeared. The footprint of valuation covering the majority of banks is narrow indeed.

Earnings per share gains have moderated, but the value of the banks we own has risen even as their stock prices have declined. True to the disciplined nature of our investment process, we continue to invest in the face of sentiment negative toward our industry group. Common sense tells us that more value is added to your Fund's portfolio if we acquire banks of increasing value at progressively lower prices. Prudence dictates that we adhere to this philosophy. Clarity of thought suggests that the perception currently governing bank stock prices is more likely to change than is the trend of increasing value demonstrated by those banks.

Our disciplined investment style is unchanged, but the platform upon which it is exercised on your behalf has been transformed. With a shareholder vote on August 29, and effective August 31, The RBB Fund, Inc. ("RBB"), a family of mutual fund companies, has assumed responsibility for the oversight of Senbanc Fund, with PFPC, the administrator of your fund, continuing with those responsibilities. PFPCDistributors, Inc. now serves as distributor of the Fund. Ownership of the Fund continues to reside with you, the shareholders, and management of the Fund remains the same, with Hilliard Lyons acting as Investment Advisor to the Fund.

The Fund's original Board of Trustees created a patient, nurturing atmosphere essential to our disciplined investment style. We owe each Board member a debt of gratitude for taking time out from their demanding schedules, for persevering with the Fund in its early years, and for guiding your Fund through the unforeseen avalanche of regulation that has overtaken the mutual fund industry. The costs in time and money of dealing with this regulatory environment takes its toll, and the move to the RBB umbrella assures us of continued industry expertise and some sharing of the financial burden.

This is an interim report made necessary by the change to an August 31 fiscal year end in connection with the reorganization of Senbanc Fund into RBB effective August 31, 2005. We look forward to your continued support.

                                        Yours very truly,

                                        /s/ James M. Rogers

                                        JAMES M. ROGERS
                                        President, Hilliard Lyons Research Trust

                  AVERAGE ANNUAL TOTAL RETURNS (AS OF 08/31/05)

(Unaudited)                          1 Year     5 Years  Since Inception*
                                     ------     -------  ----------------
Senbanc Fund (N.A.V.)                   4.7%      17.7%         13.6%
Senbanc Fund (Load)                     2.3%      17.1%         13.2%
Nasdaq Bank Index**                     8.6%      15.9%         11.2%
S&P 500(R) Index**                     12.6%     (2.7)%        (0.7)%

                                                                                        Nasdaq Bank              S&P 500
                                     Senbanc Fund (NAV)       Senbanc Fund (Load)          Index                  Index
Month                              (Inception 07/08/99)      (Inception 07/08/99)    (Inception 07/08/99)  (Inception 07/08/99)

              $  7/8/1999               $10,000.00                $10,000.00             $10,000.00              $10,000.00
                7/31/1999                 9,930.00                  9,706.80               9,695.00                9,523.60
                8/31/1999                 9,750.00                  9,530.80               9,303.49                9,475.98
                9/30/1999                 9,480.00                  9,266.90               9,039.57                9,216.34
               10/31/1999                 9,880.00                  9,657.90               9,692.98                9,799.73
               11/30/1999                 9,730.00                  9,511.30               9,519.81                9,998.67
               12/31/1999                 9,207.50                  9,000.50               9,149.93               10,587.59
                1/31/2000                 9,147.00                  8,941.40               8,598.52               10,056.09
                2/29/2000                 8,854.50                  8,655.50               7,864.48                9,866.03
                3/31/2000                 8,975.60                  8,773.80               8,339.05               10,830.93
                7/30/2000                 8,915.10                  8,714.60               8,147.09               10,504.92
                5/31/2000                 9,197.40                  8,990.70               8,510.88               10,289.57
                6/30/2000                 8,780.50                  8,583.20               8,212.75               10,543.72
                7/31/2000                 9,045.30                  8,842.10               8,549.43               10,379.24
                8/31/2000                 9,727.80                  9,509.20               9,212.23               11,023.79
                9/30/2000                 9,992.70                  9,768.10               9,822.08               10,441.73
               10/31/2000                10,023.20                  9,798.00               9,692.76               10,397.88
               11/30/2000                10,155.60                  9,927.40               9,758.52                9,578.53
               12/31/2000                10,723.20                 10,482.20              10,773.27                9,625.46
                1/31/2001                11,352.80                 11,097.60              10,878.01                9,967.17
                2/28/2001                11,259.90                 11,006.80              10,667.73                9,058.16
                3/31/2001                11,228.90                 10,976.50              10,521.81                8,483.87
                4/30/2001                11,538.50                 11,279.20              10,791.34                9,143.07
                5/31/2001                12,250.70                 11,975.30              11,278.03                9,204.33
                6/30/2001                12,436.40                 12,156.90              11,835.94                8,980.66
                7/31/2001                12,663.50                 12,378.80              12,230.45                8,892.22
                8/31/2001                12,632.50                 12,348.60              11,796.28                8,335.57
                9/30/2001                12,168.10                 11,894.60              11,627.76                7,662.05
               10/31/2001                12,013.30                 11,743.20              11,212.75                7,808.40
               11/30/2001                12,302.30                 12,025.70              11,693.30                8,407.30
               12/31/2001                12,937.90                 12,647.00              12,124.79                8,481.29
                1/31/2002                13,128.80                 12,833.60              12,416.46                8,357.46
                2/28/2002                13,465.70                 13,163.00              12,648.14                8,196.16
                3/31/2002                14,353.00                 14,030.30              13,356.92                8,504.34
                4/30/2002                15,026.80                 14,689.00              13,884.60                7,988.72
                5/31/2002                15,150.30                 14,809.70              13,805.79                7,929.60
                6/30/2002                15,127.90                 14,787.80              13,811.42                7,365.02
                7/31/2002                14,330.50                 14,008.30              13,256.08                6,791.28
                8/31/2002                14,813.40                 14,480.40              13,629.17                6,836.10
                9/30/2002                14,229.40                 13,909.50              12,699.06                6,093.02
               10/31/2002                14,499.00                 14,173.00              12,953.69                6,629.20
               11/30/2002                14,925.70                 14,590.20              13,009.74                7,019.66
               12/31/2002                15,499.00                 15,150.60              12,967.08                6,606.91
                1/31/2003                15,782.10                 15,427.30              12,916.93                6,433.81
                2/28/2003                16,124.20                 15,761.60              12,931.65                6,337.30
                3/31/2003                16,100.60                 15,738.60              12,739.32                6,398.77
                4/30/2003                17,103.20                 16,718.60              13,500.80                6,926.03
                5/31/2003                17,516.00                 17,122.20              14,458.23                7,291.03
                6/30/2003                17,527.80                 17,133.70              14,459.70                7,384.36
                7/31/2003                18,353.50                 17,940.80              15,038.24                7,514.32
                8/31/2003                18,471.40                 18,056.10              15,330.18                7,660.85
                9/30/2003                18,577.60                 18,159.90              15,336.17                7,579.65
               10/31/2003                19,450.40                 19,013.10              16,496.45                8,008.65
               11/30/2003                19,969.40                 19,520.50              16,987.45                8,079.13
               12/31/2003                20,555.20                 20,093.20              17,251.96                8,502.48
                1/31/2004                20,742.60                 20,276.30              17,468.85                8,658.53
                2/29/2004                21,491.80                 21,008.80              17,751.79                8,778.89
                3/31/2004                21,554.30                 21,069.80              17,650.89                8,646.32
                4/30/2004                20,392.90                 19,934.50              16,752.80                8,510.58
                5/31/2004                20,855.00                 20,386.20              17,195.26                8,627.17
                6/30/2004                20,655.20                 20,190.90              17,521.36                8,794.99
                7/31/2004                20,580.20                 20,117.60              17,184.01                8,503.87
                8/31/2004                20,954.90                 20,483.80              17,716.54                8,537.89
                9/30/2004                21,342.00                 20,862.30              18,017.61                8,630.10
               10/31/2004                21,928.90                 21,436.00              18,608.70                8,762.14
               11/30/2004                22,391.00                 21,887.70              19,573.86                9,117.01
               12/31/2004                22,993.60                 22,476.90              19,609.86                9,426.98
                1/31/2005                22,400.60                 21,897.20              18,794.20                9,196.97
                2/28/2005                22,104.10                 21,607.30              18,522.29                9,390.10
                3/31/2005                21,511.00                 21,027.60              18,190.42                9,223.90
                4/30/2005                21,039.30                 20,566.50              17,622.59                9,048.64
                5/31/2005                21,416.70                 20,935.40              18,241.85                9,336.39
                6/30/2005                21,740.20                 21,251.60              18,771.98                9,349.46
                7/31/2005                22,427.60                 21,923.50              19,677.07                9,697.26
                8/31/2005                21,928.90                 21,436.10              19,240.39                9,609.02

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-800-444-1854 OR VISIT OUR WEB SITE AT
   WWW.HILLIARD.COM). THE SENBANC FUND (LOAD AND N.A.V.) RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE SENBANC FUND (LOAD) RETURN REFLECTS THE MAXIMUM SALES CHARGE OF 2.25%. AN EXPENSE LIMITATION WAS IN PLACE FOR THE FUND FROM JULY 8, 1999 (INCEPTION) THROUGH FEBRUARY 28, 2003. PERFORMANCE WOULD HAVE BEEN LOWER ABSENT THE EXPENSE LIMITATION.

   THE PERFORMANCE IN THE ABOVE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

*  The Fund commenced operations on July 8, 1999.

** The Nasdaq Bank Index is an unmanaged index of unlisted banks. The S&P 500(R)
   Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but, unlike the Fund, do not include any expenses associated with operating a mutual fund.

***As a result of a reorganization that was effective August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.

   The Fund may have invested in stocks that experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. As a result, the Fund may experience greater volatility in investment performance.

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of net assets is provided in compliance with such requirement.

              Savings, Credit & Other Financial Institutions ....    84.9%
              State & National Banks ............................    10.7
              U.S. Government Agency Obligations ................     4.6
                                                                    -----
                                                                    100.2%
              Liabilities in Excess of Other Assets .............    (0.2)
                                                                    -----
              Net Assets ........................................   100.0%

FUND EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning Account    Ending Account       Expenses Paid
                                                      Value               Value          During Period*
                                                     3/1/05              8/31/05         3/1/05-8/31/05
                                                -----------------    --------------      --------------
           Actual ............................       $1,000             $  992.10             $7.18
           Hypothetical (5% return
             before expenses) ................       $1,000             $1,010.72             $7.27

* Expenses are equal to the Fund's annualized expense ratio of 1.43% multiplied by the average account value of over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2005

COMMON STOCK -- 95.6%
--------------------------------------------------------------------------------------------------------
                                                                                          MARKET
SHARES           DESCRIPTION                                                               VALUE
------           -----------                                                               -----
                 SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 84.9%
                 ---------------------------------------------------------------------------------------
        10,800   ABC Bancorp ....................................................... $     200,340
        20,100   Auburn National Bancorporation, Inc. ..............................       473,857
       133,200   BancorpSouth, Inc. ................................................     2,995,668
       157,700   Bank of America Corp. .............................................     6,785,831
        32,000   BB&T Corp. ........................................................     1,298,240
       113,000   BNCCORP, Inc.* ....................................................     1,457,700
       147,000   C&F Financial Corp. ...............................................     5,757,255
        40,200   Camden National Corp. .............................................     1,528,002
       202,300   Capital Bank Corp. ................................................     3,309,628
        22,700   Citigroup, Inc. ...................................................       993,579
        27,100   Citizens Holding Co. ..............................................       616,525
        28,700   City Holding Co. ..................................................     1,053,864
        22,300   Comerica, Inc. ....................................................     1,348,927
        81,100   Community Bank System, Inc. .......................................     1,916,393
        10,500   Corus Bankshares, Inc. ............................................       610,995
        27,195   Dearborn Bancorp, Inc.* ...........................................       696,192
       214,900   First Mariner Bancorp, Inc.* ......................................     3,898,286
        26,800   FNB Corp. .........................................................       767,284
       205,331   FNB Financial Services Corp. ......................................     3,494,734
       514,100   Fremont General Corp. .............................................    11,731,762
       342,400   Greater Bay Bancorp ...............................................     8,628,480
       269,600   Intervest Bancshares Corp.* .......................................     5,766,744
       437,200   Irwin Financial Corp. .............................................     9,181,200
       309,200   J.P. Morgan Chase & Co. ...........................................    10,478,788
       360,400   KeyCorp ...........................................................    11,936,448
        62,093   MainSource Financial Group, Inc. ..................................     1,130,714
       130,200   National Bankshares, Inc. .........................................     6,073,830
       346,300   National City Corp. ...............................................    12,684,969
        47,300   North Fork Bancorporation, Inc. ...................................     1,300,277
       302,018   Northrim BanCorp, Inc. ............................................     7,580,652
        16,375   Ohio Valley Banc Corp. ............................................       411,586
        23,393   Old Point Financial Corp. .........................................       697,111
       295,950   Oriental Financial Group, Inc.1 ...................................     4,016,041
       442,200   PAB Bankshares, Inc. ..............................................     7,013,292
        40,800   Pacific Mercantile Bancorp* .......................................       669,120
        71,300   Pacific Premier Bancorp, Inc.* ....................................       879,129


                       See notes to financial statements.

                                       4

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                          MARKET
SHARES           DESCRIPTION                                                               VALUE
------           -----------                                                               -----
        98,200   Penns Woods Bancorp, Inc. ......................................... $   4,516,218
        29,000   Princeton National Bancorp, Inc. ..................................       954,100
       221,800   Regions Financial Corp. ...........................................     7,257,296
       528,193   Sun Bancorp, Inc.* (NJ) ...........................................    11,356,150
       299,200   U.S. Bancorp ......................................................     8,742,624
       102,900   UnionBanCal Corp. .................................................     6,973,533
       121,395   United Security Bancshares, Inc. ..................................     3,463,399
        69,600   Vail Banks, Inc. ..................................................       974,400
       238,942   Wachovia Corp. ....................................................    11,856,302
                                                                                     -------------
                                                                                       195,477,465
                                                                                     -------------
                 STATE & NATIONAL BANKS -- 10.7%
                 ---------------------------------------------------------------------------------------
       332,600   Capital Crossing Bank* ............................................    12,392,676
       418,000   The South Financial Group, Inc. ...................................    12,172,160
                                                                                     -------------
                                                                                        24,564,836
                                                                                     -------------
                    TOTAL COMMON STOCK (COST $201,188,435) .........................   220,042,301
                                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.6%

PRINCIPAL        DESCRIPTION                                                             VALUE
---------        -----------                                                             -----

    10,630,000   Federal Home Loan Bank Discount Note
                 3.20%, 09/01/05 ...................................................    10,630,000
                                                                                     -------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $10,630,000) ....    10,630,000
                                                                                     -------------
                    TOTAL INVESTMENTS -- 100.2%
                    (COST $211,818,435) ............................................   230,672,301
                                                                                     -------------
                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ................      (421,951)
                                                                                     -------------
                    NET ASSETS -- 100% ............................................. $ 230,250,350
                                                                                     =============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*Non-income producing security.

1 Incorporated in Puerto Rico.

                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2005

ASSETS:
Investment in securities, at market value
   (cost $211,818,435) ..............................................  $230,672,301
Cash ................................................................         1,543
Receivable for:
   Dividends and interest ...........................................       329,890
   Capital shares sold ..............................................       229,722
Other assets ........................................................        69,112
                                                                       ------------
        Total Assets ................................................   231,302,568
                                                                       ------------
LIABILITIES:
Payables for:
   Capital shares redeemed ..........................................       545,110
   Advisory fees ....................................................       118,263
   Distribution fees ................................................       243,874
   Professional fees ................................................        27,644
   Accounting/Administration fees ...................................        21,681
   Trustees' fees ...................................................        16,436
   Transfer agent fees ..............................................        27,387
   Custodian fees ...................................................         3,538
Accrued expenses ....................................................        48,285
                                                                       ------------
        Total Liabilities ...........................................     1,052,218
                                                                       ------------
NET ASSETS ..........................................................  $230,250,350
                                                                       ============
NET ASSETS CONSIST OF:
Paid-in capital .....................................................  $206,166,511
Undistributed net investment income .................................     1,518,443
Accumulated net realized gain on investments ........................     3,711,530
Net unrealized appreciation on investments ..........................    18,853,866
                                                                       ------------
NET ASSETS FOR 14,148,484 SHARES OUTSTANDING ........................  $230,250,350
                                                                       ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
   ($230,250,350 / 14,148,484 outstanding shares of
   beneficial interest, $0.01 par value, unlimited shares authorized)  $      16.27
                                                                       ============
Maximum offering price per share (100/97.75 of $16.27) ..............  $      16.64
                                                                       ============

                       See notes to financial statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS

                                                         FOR THE PERIOD     FOR THE
                                                          JULY 1, 2005    FISCAL YEAR
                                                             THROUGH         ENDED
                                                        AUGUST 31, 2005* JUNE 30, 2005
                                                        ---------------- -------------
INVESTMENT INCOME
     Dividends ..........................................  $   860,575   $ 4,540,106**
     Interest ...........................................       79,895       841,009
                                                           -----------   -----------
          Total income ..................................      940,470     5,381,115
                                                           -----------   -----------
EXPENSES
     Advisory fees ......................................      238,979     1,396,663
     Distribution fees ..................................      173,414       969,094
     Accounting/Administration fees .....................       43,813       256,053
     Transfer agent fees ................................       39,060       224,675
     Custodian fees .....................................        6,820        39,060
     Professional fees ..................................       20,890       110,335
     Shareholder reports ................................        9,720        63,318
     Registration fees ..................................        4,493        33,577
     Trustees' fees .....................................       16,430        80,506
     Miscellaneous ......................................       16,338        86,980
                                                           -----------   -----------
          Total expenses ................................      569,957     3,260,261
                                                           -----------   -----------
NET INVESTMENT INCOME ...................................      370,513     2,120,854
                                                           ===========   ===========


REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain/(loss) on investments ............     (355,805)    8,592,490
     Net change in unrealized appreciation on investments    2,011,812       423,934
                                                           -----------   -----------
     Net realized and unrealized gain on investments ....    1,656,007     9,016,424
                                                           -----------   -----------
     Net increase in net assets resulting from operations  $ 2,026,520   $11,137,278
                                                           ===========   ===========

 * As a result of a reorganization that was effective August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.
** Net of $7,808 foreign taxes withheld.

                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE PERIOD       FOR THE         FOR THE
                                                         JULY 1, 2005      FISCAL YEAR     FISCAL YEAR
                                                            THROUGH           ENDED           ENDED
                                                        AUGUST 31, 2005  JUNE 30, 2005    JUNE 30, 2004
                                                        ---------------  -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income ............................  $     370,513   $   2,120,854   $     488,798
     Net realized gain/(loss) on investments ..........       (355,805)      8,592,490      15,679,561
     Net change in unrealized appreciation on
        investments ...................................      2,011,812         423,934       5,520,123
                                                         -------------   -------------   -------------
          Net increase in net assets resulting from
             operations ...............................      2,026,520      11,137,278      21,688,482
                                                         -------------   -------------   -------------

DISTRIBUTION TO SHAREHOLDERS FROM:
     Net investment income ............................             --      (1,300,911)       (160,811)
     Net realized gain on investments .................             --     (16,865,719)     (9,039,342)
                                                         -------------   -------------   -------------
          Total distributions .........................             --     (18,166,630)     (9,200,153)
                                                         -------------   -------------   -------------

FROM SHARE TRANSACTIONS (A):
     Proceeds from shares sold ........................      3,394,488      43,944,613     108,246,902
     Reinvestment of distributions ....................             --      17,257,109       8,852,815
     Shares redeemed ..................................     (6,821,705)    (40,015,125)    (16,931,163)
                                                         -------------   -------------   -------------
          Net increase/(decrease) in net assets from
             share transactions .......................     (3,427,217)     21,186,597     100,168,554
                                                         -------------   -------------   -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ...............     (1,400,697)     14,157,245     112,656,883
                                                         -------------   -------------   -------------

NET ASSETS:
     Beginning of period ..............................    231,651,047     217,493,802     104,836,919
                                                         -------------   -------------   -------------
     End of period ....................................  $ 230,250,350   $ 231,651,047   $ 217,493,802
                                                         =============   =============   =============
     Undistributed net investment income, end of period  $   1,518,443   $   1,147,930   $     327,987
                                                         =============   =============   =============

                                                                             SHARES
                                                         ---------------------------------------------
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
     Shares sold ......................................        206,278       2,635,530       6,572,827
     Reinvestment of distributions ....................             --       1,021,736         547,484
     Shares redeemed ..................................       (415,054)     (2,450,271)     (1,025,990)
                                                         -------------   -------------   -------------
          Net increase/(decrease) in shares ...........       (208,776)      1,206,995       6,094,321
                                                         =============   =============   =============

                       See notes to financial statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                         FOR THE PERIOD                       FOR THE FISCAL YEARS ENDED
                                     JULY 1, 2005 THROUGH  --------------------------------------------------------------------
                                           AUGUST 31,       JUNE 30,       JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                             2005*            2005           2004          2003          2002          2001
                                          -----------      -----------   -----------   -----------    -----------   -----------
Net asset value:
   Beginning of period .................  $     16.13      $     16.54   $     14.86   $     13.47    $     12.05   $      8.62
                                          -----------      -----------   -----------   -----------    -----------   -----------
Net investment income/(loss) ...........         0.03             0.15          0.04         (0.01)          0.03+         0.18
Net realized and unrealized
   gain on investments .................         0.11             0.78          2.59          2.05           2.38+         3.38
                                          -----------      -----------   -----------   -----------    -----------   -----------
Total from investment
   operations ..........................         0.14             0.93          2.63          2.04           2.41          3.56
                                          -----------      -----------   -----------   -----------    -----------   -----------
Less distributions from:
Net investment income ..................           --            (0.10)        (0.02)        (0.01)         (0.11)        (0.06)
Net realized gain on
   investments .........................           --            (1.24)        (0.93)        (0.64)         (0.88)        (0.07)
                                          -----------      -----------   -----------   -----------    -----------   -----------
Total distributions ....................           --            (1.34)        (0.95)        (0.65)         (0.99)        (0.13)
                                          -----------      -----------   -----------   -----------    -----------   -----------
Net asset value:
   End of period .......................  $     16.27      $     16.13   $     16.54   $     14.86    $     13.47   $     12.05
                                          ===========      ===========   ===========   ===========    ===========   ===========
Total investment return
   (excludes sales charge) .............         0.87%**          5.25%        17.84%        15.87%         21.64%        41.64%

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses
   to average net assets,
   including waivers ...................         1.43%***         1.40%         1.25%         1.64%          1.75%         1.75%
Ratio of operating expenses
   to average net assets,
   excluding waivers ...................         1.43%***         1.40%         1.25%         1.64%          2.01%         2.75%
Ratio of net investment
   income/(loss) to average net
   assets, including waivers ...........         0.93%***         0.91%         0.29%        (0.13)%         0.13%         1.74%
Ratio of net investment
   income/(loss) to average net
   assets, excluding waivers ...........         0.93%***         0.91%         0.29%        (0.13)%        (0.13)%        0.74%
Portfolio turnover rate ................         0.94%**         19.90%        51.01%        60.14%         40.27%        43.15%
Net assets, end of period
   (000's omitted) .....................  $   230,250      $   231,651   $   217,494   $   104,837    $    49,638   $    25,241

+   Calculated  based  on  average  shares  outstanding.
* As a result of a reorganization that was effective August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.
**  Not annualized.
*** Annualized.

                       See notes to financial statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005

1. DESCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series of beneficial interest authorized and outstanding. The Fund commenced operations on July 8, 1999.

On May 24, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization between the Trust and The RBB Fund, Inc., a Maryland corporation (the "Company"), that provides for the reorganization of the Fund into a newly created portfolio of the Company (the "New Fund"). The Agreement and Plan of Reorganization was submitted to a vote of shareholders of the Fund at a meeting held on August 29, 2005. The Agreement and Plan of Reorganization was approved by the shareholders, and, effective after the close of business on August 31, 2005, all of the assets and liabilities of the Fund have been transferred to the New Fund and the shareholders of the Fund have become shareholders of the New Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At August 31, 2005, the tax cost and related gross unrealized appreciation and depreciation were as follows:

                     Cost of investments for tax purposes .................   $211,818,435
                                                                              ------------
                     Gross tax unrealized appreciation ....................   $ 25,733,268
                     Gross tax unrealized depreciation ....................     (6,879,402)
                                                                              ------------
                     Net tax unrealized appreciation on investments .......   $ 18,853,866
                                                                              ============

At August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                     Undistributed ordinary income ........................    $ 3,227,512
                     Undistributed long-term capital gain .................      2,358,266
                                                                              ------------
                     Total distributable earnings .........................    $ 5,585,778
                                                                              ============

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005

At August 31, 2005, the Fund had capital loss carryovers of $355,805 available to offset future realized gains which expire in 2013.

DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. At August 31, 2005, no reclassification was necessary.

The tax character of distributions paid were as follows:

                                                        PERIOD OF
                                                       JULY 1, 2005            YEAR ENDED            YEAR ENDED
                                                    TO AUGUST 31, 2005        JUNE 30, 2005         JUNE 30, 2004
                                                    ------------------        -------------         -------------
                     Distributions paid from:
                     Ordinary income ..............      $       --             $ 6,746,016           $1,473,458
                     Long-term capital gain .......              --              11,420,614            7,726,695
                                                         ----------             -----------           ----------
                     Total distributions ..........      $       --             $18,166,630           $9,200,153
                                                         ==========             ===========           ==========


OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO TRANSACTIONS

During the period July 1, 2005 to August 31, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                     Purchases ...................................   $7,363,216
                     Sales .......................................    2,058,424

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005

4. INVESTMENT ADVISORY AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an affiliate of the Advisor, serves as administrator, accounting agent and transfer agent to the Trust pursuant to separate agreements with the Trust.

PFPC Trust Company, an affiliate of the Advisor, serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

J.J.B. Hilliard, W.L. Lyons, Inc. (the "Distributor"), of which the Advisor is a division, manages the Fund's distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse the Distributor for such expenses.

For the period July 1, 2005 to August 31, 2005, the Distributor earned $7,755 for commissions on sales of the Fund's shares.

Trustees of the Trust who are "interested persons" (as such term is defined in the Investment Company Act of 1940) of the Trust and officers of the Trust receive no compensation from the Trust.

5. CONTRACTUAL OBLIGATIONS

The Trust enters into contracts in the normal course of business that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts. Management has reviewed the Trust's existing contracts and expects the risk of loss to be remote.

6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Senbanc Fund and Board of Trustees of the Hilliard Lyons Research Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Senbanc Fund (the "Fund"), a series of Hilliard Lyons Research Trust (the "Trust") as of August 31, 2005, and the related statements of operations, changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Philadelphia, Pennsylvania
October 4, 2005

                                   SENBANC FUND
                            SUPPLEMENTAL INFORMATION
                                   (UNAUDITED)
                                 AUGUST 31, 2005

TAX INFORMATION

By now, shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from the Fund.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Fund paid a 20% capital gain distribution (from net long-term gains) during the fiscal year ended June 30, 2005. The following table summarizes the capital gain distribution:

                                                                     Total 20%
                                                 Capital Gain      Capital Gain
                                                   Per Share       Distribution
                                                 ------------      ------------
                  Senbanc Fund ...............     $0.8419         $11,420,614

For individual shareholders, 60% of the ordinary income distribution (dividend income plus short-term gains, if any) for the Fund is considered qualified dividend income.

For corporate shareholders, 60% of the ordinary income distribution (dividend income plus short-term gains, if any) for the Fund qualifies for the dividend received deduction.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 800-444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACT

In connection with its review of the renewal of the advisory agreement for the Fund, the Board considered, among other factors, the nature, extent and quality of the services provided by the Advisor and the overall fairness of the agreement to the Fund. The Board, and the disinterested Trustees, considered the renewal of the agreement pursuant to a process that concluded at the Board's May 2005 meeting following a multi-month process. At the direction of the disinterested Trustees, counsel to the Fund sent a letter to the Advisor requesting information to be provided to the Trustees in advance of their May Board meeting. As a result, the Trustees received information from the Advisor describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund, (iii) the costs of services provided and estimated profits realized by the Advisor and its affiliates, (iv) the extent to which economies of scale are realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders,
(vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) benefits realized by the Advisor (and its affiliates) from its relationship with the Fund. The disinterested Trustees also received a memorandum from counsel to the Fund describing their duties in connection with contract approvals.

                                   SENBANC FUND
                      SUPPLEMENTAL INFORMATION (CONCLUDED)
                                   (UNAUDITED)
                                 AUGUST 31, 2005

With respect to the nature, extent and quality of services provided by the Advisor, the Board reviewed the functions performed by the Advisor, the Advisor's Form ADV, the Advisor's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of the Fund along with performance information of a relevant securities index and a peer group of funds. This information showed that the Advisor has had good relative performance for long-term periods with respect to managing the Fund. Based on the information provided and the Board's previous experience with the Advisor, the Board concluded that the nature and extent of services provided by the Advisor were appropriate and that the quality was good.

The Board also reviewed information on the Fund's expense ratio and advisory fee with comparisons to a peer group of financial sector funds that was compiled by the Fund's administrator, which is an affiliate of the Advisor. The Board noted that the Advisor does not manage other investment companies or products similar to the Fund. The Board noted that the advisory fee and expense ratio for the Fund were lower than the median advisory fee and expense ratio of the peer group. The Board concluded that the advisory fee was reasonable and appropriate in amount given the quality of services provided.

With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement, including the costs of the services provided and the profits realized by the Advisor and its affiliates from their relationship with the Fund. The Board concluded that the profits realized by the Advisor were reasonable in comparison with the costs of providing investment advisory services to the Fund. In addition, the Board considered the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Board reviewed the Fund's asset size, the Fund's expense ratio, the expense limitation in place and whether the investment process produced economies of scale. The Board noted that the Fund's expense ratio is below the expense limitation and that the Fund's total expense ratio decreased as Fund assets increased between 2000 and 2004. As a result, the Board concluded that the Fund's flat advisory fee was reasonable and appropriate.

The Board considered that the Advisor does not engage in third-party soft dollar arrangements in connection with Fund brokerage transactions. The Board also considered benefits derived by the Advisor from its relationship with the Fund, including the other services provided and fees received by affiliates of the Advisor for providing such services, and concluded that the direct and indirect benefits accruing to the Advisor were reasonable in comparison with the costs of providing advisory services, the advisory fee charged the Fund and the benefits to the Fund. Based on all of the information considered and the conclusions reached, the Board determined to approve the agreement.

                                   SENBANC FUND
                         SHAREHOLDER MEETING INFORMATION
                                   (UNAUDITED)

A Special Meeting of the Shareholders of Hilliard Lyons Research Trust was held on August 29, 2005 at which the shareholders voted on the proposals described below. The following proposals were approved by the shareholders and the results of the vote are shown below:

------------------------------------------------------------------------------------------------------------------------------
                                                                                    SHARES VOTED
                                                                     SHARES          AGAINST OR          SHARES        BROKER
                     PROPOSAL                                       VOTED FOR         WITHHELD          ABSTAINED     NON-VOTE
------------------------------------------------------------------------------------------------------------------------------
   Approval of an Agreement and Plan of Reorganization             6,693,954           197,087          411,264            7
------------------------------------------------------------------------------------------------------------------------------
   Approval of an investment advisory agreement.                   6,723,657           185,345          393,310            0
------------------------------------------------------------------------------------------------------------------------------
   Ratification of the election of Julian A. Brodsky, a current
   director of The RBB Fund, Inc. ("RBB")                          6,797,554           504,758                0            0
------------------------------------------------------------------------------------------------------------------------------
   Ratification of the election of Francis J. McKay, a current
   director of RBB.                                                6,801,701           500,611                0            0
------------------------------------------------------------------------------------------------------------------------------
   Ratification of the election of Arnold M. Reichman, a
   current director of RBB.                                        6,801,388           500,924                0            0
------------------------------------------------------------------------------------------------------------------------------
   Ratification of the election of Marvin E. Sternberg, a
   current director of RBB.                                        6,798,932           503,380                0            0
------------------------------------------------------------------------------------------------------------------------------
   Ratification of the election of Robert Sablowsky, a
   current director of RBB.                                        6,808,412           493,900                0            0
------------------------------------------------------------------------------------------------------------------------------
   Ratification of the election of J. Richard Carnall, a current
   director of RBB.                                                6,796,111           506,201                0            0
------------------------------------------------------------------------------------------------------------------------------

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 444-1854.

                                                       TERM OF                                         NUMBER OF
                                                       OFFICE (1)                                    PORTFOLIOS IN
                                      POSITION(S)        AND                                         FUND COMPLEX      OTHER
      NAME, ADDRESS,                   HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN     DIRECTORSHIPS
       DATE OF BIRTH                     FUND         TIME SERVED     DURING PAST FIVE YEARS          BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Mulloy                 Trustee, Chairman  Since 1999  Partner, Salus Partners, healthcare      1         Director,
J.J.B. Hilliard, W.L. Lyons, Inc. of the Board,                  investment and advisory firm; Formerly          LHC Group, Inc.
501 South 4th Street              Member of the                  President/Chief Executive Officer, Life          (LHC NASDAQ),
Louisville, Kentucky 40202        Audit Committee                Trust America, Inc. (provider of              publicly traded home
D.O.B. 5/12/53                    and Chairman of                retirement, assisted living and               health and long term
                                  the Nominating                 Alzheimer's care services), until             acute care hospital
                                  and Governance                 December, 2004; Formerly Chief                      company.
                                  Committee                      Executive Officer, Darwin Networks,
                                                                 Inc. (internet service provider), until
                                                                 September, 2001; Formerly President and
                                                                 Chief Executive Officer, Atria,Inc.
                                                                 (provider of retirement, assisted
                                                                 living and Alzheimer's care services),
                                                                 until March, 2000.
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Decker
J.J.B. Hilliard, W.L. Lyons, Inc. Trustee,           Since 1999  Principal, Robert L. Decker, LLC         1             None
501 South 4th Street              Chairman of the                (business consultants); Managing
Louisville, Kentucky 40202        Audit Committee                Director, Global Leisure Partners LLP
D.O.B. 10/25/47                   and Member of                  (investment banking firm); Formerly
                                  the Nominating                 Executive Vice President and Chief
                                  and Governance                 Financial Officer of Churchill Downs
                                  Committee                      Incorporated, until December 31, 2002;
                                                                 Formerly President, Churchill Downs
                                                                 Investment Company, until December 31,
                                                                 2002; Formerly President,
                                                                 CDSN--Churchill Downs Simulcast Network,
                                                                 until December 31, 2002.
------------------------------------------------------------------------------------------------------------------------------------
John Russell Ray, Jr.             Trustee,           Since 2003  Professor, College of Business & Public  1             None
J.J.B. Hilliard, W.L. Lyons, Inc. Member of the                  Administration, University of
501 South 4th Street              Audit Committee                Louisville.
Louisville, Kentucky 40202        and Nominating
D.O.B. 7/29/46                    and Governance
                                  Committee
------------------------------------------------------------------------------------------------------------------------------------

(1) Trustees serve for an indefinite term until the earliest of (i) removal by the Board of Trustees or Shareholders, (ii) the attainment of age 72, or
    (iii) the Trustee's death, resignation, adjudicated incompetence or other incapacity to perform the duties of the office. Officers are elected by the Trustees annually and hold office until the next annual meeting of the Trustees and until their successors have been duly elected and qualified.

                                                       TERM OF                                         NUMBER OF
                                                       OFFICE (1)                                    PORTFOLIOS IN
                                      POSITION(S)        AND                                         FUND COMPLEX      OTHER
      NAME, ADDRESS,                   HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)           OVERSEEN    DIRECTORSHIPS
       DATE OF BIRTH                     FUND         TIME SERVED     DURING PAST FIVE YEARS           BY TRUSTEE  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
James M. Rogers                   President and      Since 1999  Director, Executive Vice President        N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc. Chief Executive                and Chief Operating Officer of
501 South 4th Street              Officer                        J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, Kentucky 40202
D.O.B. 8/8/50
------------------------------------------------------------------------------------------------------------------------------------
Alan F. Morel                     Vice President     Since 1999  Senior Vice President of J.J.B. Hilliard, N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                W.L. Lyons, Inc.
501 South 4th Street
Louisville, Kentucky 40202
D.O.B. 6/28/48
------------------------------------------------------------------------------------------------------------------------------------
Joseph C. Curry, Jr.              Vice President,    Since 1999  Senior Vice President of J.J.B. Hilliard, N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc. Asst. Treasurer                W.L. Lyons, Inc.; Vice President of
501 South 4th Street              and Chief                      Hilliard Lyons Trust Company.
Louisville, Kentucky 40202        Accounting Officer
D.O.B. 10/16/44
------------------------------------------------------------------------------------------------------------------------------------
Joel L. Weiss                     Treasurer and      Since 2004  Vice President and Managing Director      N/A             N/A
PFPC Inc.                         Chief Financial                of Investment Accounting and
301 Bellevue Parkway              Officer                        Administration of PFPC Inc.
Wilmington, DE 19809
D.O.B. 1/7/63
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux                Chief Compliance   Since 2004  President, EJV Financial Services,        N/A             N/A
5 Brook Farm Ct.                  Officer                        LLC (business consultants); Formerly
Hunt Valley, MD 21030                                            Director, Deutsche Asset Management
D.O.B. 8/26/43                                                   (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Jeannie L. Oster                  Secretary          Since 1999  Vice President of J.J.B. Hilliard,        N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                W.L. Lyons, Inc.
501 South 4th Street
Louisville, Kentucky 40202
D.O.B. 9/27/69
------------------------------------------------------------------------------------------------------------------------------------

(1) Officers are elected by the Trustees annually and hold office until the next annual meeting of the Trustees and until their successors have been duly elected and qualified.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES

W. Patrick Mulloy -- CHAIRMAN
Robert L. Decker    John Russell Ray, Jr.

                                    OFFICERS

James M. Rogers -- PRESIDENT AND CEO
Alan F. Morel -- VICE PRESIDENT
Joel L. Weiss -- TREASURER AND CFO
Joseph C. Curry, Jr. -- VICE PRESIDENT,
                        ASST.  TREASURER AND CAO
Edward J.  Veilleux  -- CCO
Jeannie L. Oster -- SECRETARY

                                   DISTRIBUTOR

J.J.B. Hilliard, W.L. Lyons, Inc.
501 South 4th Street
Louisville, KY 40202

                                 TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

                                 CUSTODIAN

PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

                          INDEPENDENT REGISTERED
                          PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

                               LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

This report is intended for the information of shareholders of Senbanc Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

                                  ANNUAL REPORT
                                 AUGUST 31, 2005


ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There was no amendment, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee, Mr. Robert L. Decker. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that Deloitte & Touche LLP ("D&T"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years and for the period July 1, 2005 to August 31, 2005. For engagements with D&T entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that D&T provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


------------------------------- --------------------- --------------------- ---------------------- -------------------
                                                                                                          All
                                 Audit Fees Billed       Audit-Related       Tax Fees Billed to    Other Fees Billed
                                      to Fund         Fees Billed to Fund           Fund                to Fund
------------------------------- --------------------- --------------------- ---------------------- -------------------
Period July 1, 2005 to               $15,000                $3,000                  $0                    $0
August 31, 2005
------------------------------- --------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant             0%                    0%                    0%                    0%
to pre-approval exception
------------------------------- --------------------- --------------------- ---------------------- -------------------


------------------------------- --------------------- --------------------- ---------------------- -------------------
         Fiscal Year                                                                                      All
            Ended                Audit Fees Billed       Audit-Related       Tax Fees Billed to    Other Fees Billed
           June 30                    to Fund         Fees Billed to Fund           Fund                to Fund
------------------------------- --------------------- --------------------- ---------------------- -------------------
2005                                  $21,600                $3,000                $2,100                $3,120
------------------------------- --------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant             0%                    0%                    0%                    0%
to pre-approval exception
------------------------------- --------------------- --------------------- ---------------------- -------------------
2004                                  $20,000                $3,000                $3,000                $3,000
------------------------------- --------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant             0%                    0%                    0%                    0%
to pre-approval exception
------------------------------- --------------------- --------------------- ---------------------- -------------------

The above "Audit-Related Fees" were billed for three security count verifications for the Fund as required under section (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act"). The above "Tax Fees" were billed for tax return preparation and filing, and tax calculation services. The "Other Fees" were billed for out-of-pocket expenses relating to the Fund audit and preparation and submission of the three security count verifications to the SEC under section (f) of Rule 17f-2 of the Act.

           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by D&T to Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. (the "Adviser"), and any entity controlling, controlled by or under common control with the Adviser ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years and for the period July 1, 2005 to August 31, 2005.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid D&T by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


------------------------------- --------------------- ---------------------- -------------------
                                   Audit-Related                                    All
                                   Fees Billed to       Tax Fees Billed to   Other Fees Billed
                                    Adviser and            Adviser and         to Adviser and
                                  Affiliated Fund        Affiliated Fund      Affiliated Fund
                                 Service Providers      Service Providers    Service Providers
------------------------------- --------------------- ---------------------- -------------------
Period July 1, 2005 to                   $0                    $0                    $0
August 31, 2005
------------------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant            N/A                    N/A                  N/A
to pre-approval exception
------------------------------- --------------------- ---------------------- -------------------


------------------------------- --------------------- ---------------------- -------------------
                                   Audit-Related                                    All
                                   Fees Billed to       Tax Fees Billed to   Other Fees Billed
         Fiscal Year                Adviser and            Adviser and         to Adviser and
            Ended                 Affiliated Fund        Affiliated Fund      Affiliated Fund
           June 30               Service Providers      Service Providers    Service Providers
------------------------------- --------------------- ---------------------- -------------------
2005                                     $0                    $0                    $0
------------------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant            N/A                    N/A                  N/A
to pre-approval exception
------------------------------- --------------------- ---------------------- -------------------
2004                                     $0                    $0                    $0
------------------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant            N/A                    N/A                  N/A
to pre-approval exception
------------------------------- --------------------- ---------------------- -------------------

                               NON-AUDIT SERVICES

The following tables show the amount of fees that D&T billed during the Fund's last two fiscal years and for the period July 1, 2005 to August 31, 2005 for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that D&T provides to the Adviser and any Affiliated Fund Service Provider, if the engagement relates directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from D&T about any non-audit services that D&T rendered during the Fund's last two fiscal years and for the period July 1, 2005 to August 31, 2005 to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating D&T's independence.


------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                 Total Non-Audit Fees
                                                 billed to Adviser and
                                                    Affiliated Fund
                                                   Service Providers     Total Non-Audit Fees
                                                  (engagements related     billed to Adviser
                                                    directly to the       and Affiliated Fund
                                 Total              operations and        Service Providers
                             Non-Audit Fees       financial reporting         (all other
                             Billed to Fund           of the Fund)           engagements)           Total of (A), (B)
                                   (A)                    (B)                     (C)                     and (C)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Period July 1, 2005 to           $3,000*                   $0                     $0                   $3,000*
August 31, 2005
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                 Total Non-Audit Fees
                                                 billed to Adviser and
                                                    Affiliated Fund
                                                   Service Providers     Total Non-Audit Fees
                                                  (engagements related     billed to Adviser
                                                    directly to the       and Affiliated Fund
                                 Total              operations and        Service Providers
   Fiscal Year               Non-Audit Fees       financial reporting         (all other
      Ended                  Billed to Fund           of the Fund)           engagements)           Total of (A), (B)
     June 30                       (A)                    (B)                     (C)                     and (C)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
2005                             $8,220*                   $0                     $0                   $8,220*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
2004                             $9,000*                   $0                     $0                   $9,000*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

* Includes Audit-Related Fees, Tax Fees and Other Fees.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, incorporated by reference to the registrant's Form N-CSR as filed with the SEC on August 31, 2005.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Hilliard Lyons Research Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date    November 4, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date    November 4, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joel Weiss
                         -------------------------------------------------------
                           Joel Weiss, Treasurer & Chief Financial Officer (principal financial officer)

Date    November 4, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.